Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.22223%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,126,465.04

Principal:
Principal Collections	$17,563,963.58
Prepayments in Full	$9,128,851.08
Liquidation Proceeds	$369,896.87
Recoveries	$125,081.14
Sub Total	$27,187,792.67
Collections	$29,314,257.71

Purchase Amounts:
Purchase Amounts Related to Principal	$369,585.11
Purchase Amounts Related to Interest	$2,063.71
Sub Total	$371,648.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,685,906.53

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	29
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,685,906.53
Servicing Fee	$377,400.68	$377,400.68	$0.00	$0.00	$29,308,505.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,308,505.85
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$29,308,505.85
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$29,308,505.85
Interest - Class A-3 Notes	$1,203,614.98	$1,203,614.98	$0.00	$0.00	$28,104,890.87
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$27,818,953.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,818,953.37
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$27,623,856.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,623,856.37
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$27,484,247.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,484,247.20
Regular Principal Payment	$25,516,771.96	$25,516,771.96	$0.00	$0.00	$1,967,475.24
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,967,475.24
Residual Released to Depositor	$0.00	$1,967,475.24	$0.00	$0.00	$0.00
Total		$29,685,906.53

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,516,771.96
Total					$25,516,771.96

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,516,771.96	$55.32	$1,203,614.98	$2.61	$26,720,386.94	$57.93
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$25,516,771.96	$19.39	$1,824,258.65	$1.39	$27,341,030.61	$20.78

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$261,182,273.51	0.5662488	$235,665,501.55	0.5109279
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$389,462,273.51	0.2959935	$363,945,501.55	0.2766006

Pool Information
Weighted Average APR	5.605%	5.653%
Weighted Average Remaining Term	35.41	34.79
Number of Receivables Outstanding	20,738	19,847
Pool Balance	$452,880,820.13	$424,956,002.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$419,281,778.42	$393,346,134.19
Pool Factor	0.3137641	0.2944173

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$31,609,867.88
Targeted Overcollateralization Amount	$61,010,500.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$61,010,500.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		65	$492,521.42
(Recoveries)		70	$125,081.14
Net Loss for Current Collection Period			$367,440.28
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9736%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8585%
Second Prior Collection Period			0.8833%
Prior Collection Period			0.9433%
Current Collection Period			1.0046%
Four Month Average (Current and Prior Three Collection Periods)			0.9224%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,967	$10,848,656.33
(Cumulative Recoveries)			$1,492,624.89
Cumulative Net Loss for All Collection Periods			$9,356,031.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6482%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,515.33
Average Net Loss for Receivables that have experienced a Realized Loss			$4,756.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.46%	188	$6,216,599.97
61-90 Days Delinquent	0.20%	26	$864,757.63
91-120 Days Delinquent	0.11%	14	$467,033.08
Over 120 Days Delinquent	0.07%	11	$315,742.31
Total Delinquent Receivables	1.85%	239	$7,864,132.99

Repossession Inventory:
Repossessed in the Current Collection Period		18	$612,067.68
Total Repossessed Inventory		33	$1,155,718.76

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2702%
Prior Collection Period			0.3183%
Current Collection Period			0.2570%
Three Month Average			0.2818%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3877%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	29

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	56	$1,716,551.09
2 Months Extended	77	$2,575,590.86
3+ Months Extended	25	$849,120.02

Total Receivables Extended	158	$5,141,261.97
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer